Condensed Consolidated Statement of Financial Position - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 3,729,200	$ 7,851,197
Trade and other receivables	1,115,450	1,921,657
Inventories	396,703	325,893
Other current assets	474,398	399,048
Total current assets	5,715,751	10,497,795
Non-current assets
Right-of-use assets	358,366	509,553
Property, plant and equipment	70,864	89,623
Goodwill	1,784,893	3,116,893
Other intangible assets	436,244	520,472
Deferred tax asset	100,744	121,901
Total non-current assets	2,751,111	4,358,442
Total assets	8,466,862	14,856,237
Current liabilities
Trade and other payables	1,916,682	1,617,333
Deferred income	764,464	849,212
Provisions	442,460	541,930
Lease liabilities	298,181	303,570
Total current liabilities	3,421,787	3,312,045
Non-current liabilities
Provisions	48,060	30,439
Lease liabilities	84,136	229,276
Deferred tax liability	100,744	121,901
Total non-current liabilities	232,940	381,616
Total liabilities	3,654,727	3,693,661
Net assets	4,812,135	11,162,576
EQUITY
Share capital	161,342,707	161,342,707
Reserves	4,247,549	6,535,556
Accumulated losses	(160,778,121)	(156,715,687)
Total equity	$ 4,812,135	$ 11,162,576